Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Feb. 25, 2019	Jun. 30, 2018
Document and Entity Information
Entity Registrant Name	INTERNATIONAL BANCSHARES CORP
Entity Central Index Key	0000315709
Document Type	10-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,830,143,000.00
Entity Common Stock, Shares Outstanding		65,617,505
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false